Derivative Instruments (Hedges of Net Investments in Foreign Operations) (Details) (Currency Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ 40,347	[1],[2]	$ (20,470)	[1],[2]	$ 4,858	[1],[2]

[1]	There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.
[2]	There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations.